Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net (Loss) income for the year	$ (13,432,539)	$ 898,591
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,092,290	421,881
Depreciation expense	190,133	214,643
Change in derivative liability	(2,360,025)	(15,696,391)
Deferred tax expense	2,588,590
Units issued for services	111,971	1,060,858
Imputed interest expense on lease liability	29,699	1,834
Interest expense	92,799	16,466
Financing costs		264,435
Foreign exchange loss (gain)		233,059
Foreign exchange loss (gain) on re-translation of lease		718
Accretion of liabilities	4,149,267	996,400
Loss on revaluation of stream debenture	3,128,956
Loss on modification of debt	99,569
Loss on debt settlement	491,643
(Gain) loss on fair value of convertible debt derivatives	(1,673,777)	1,140,537
Gain on Warrant Extinguishment	(214,714)
Gain on RCD settlement	(6,980,932)
Gain on debt settlement	(170,941)
Gain on extinguishment EPA debt		(8,614,103)
Changes in operating assets and liabilities:
Accounts receivable		369,544
Prepaid finance costs		393,640
Prepaid expenses and deposits	(26,267)	(1,133,124)
Accounts payable	(1,840,426)	773,102
Accrued liabilities	425,719	316,167
EPA water treatment payable		(4,458,707)
EPA cost recovery payable		(2,000,000)
Interest payable – EPA		(78,710)
Interest payable	1,966,233	2,380,853
Net cash used in operating activities	(12,332,752)	(22,498,307)
Investing activities
Additions to Bunker Hill Mine and mining interests	(1,458,506)	(6,681,381)
Land purchase		(202,000)
Process plant	(9,398,032)	(3,633,687)
Purchase of machinery and equipment	(539,803)	(316,600)
Purchase of spare inventory		(341,004)
Net cash used in investing activities	(11,396,341)	(11,174,672)
Financing activities
Proceeds from stream obligation	46,000,000
Transaction costs stream obligation	(740,956)
Proceeds from convertible debentures		29,000,000
Proceeds from bridge loan		4,668,000
Proceeds from issuance of shares, net of issue costs	3,661,822	7,767,849
Proceeds from warrants exercise	837,459
Proceeds from promissory notes	390,000
Repayment of bridge loan	(5,000,000)
Repayment of promissory notes	(150,000)
Repayment of promissory note	(1,599,568)	(1,000,000)
Lease payments	(275,173)	(64,828)
Net cash provided by financing activities	43,123,584	40,371,021
Net change in cash and restricted cash	19,394,491	6,698,042
Cash, beginning of year	7,184,105	486,063
Cash and restricted cash, end of year	26,578,596	7,184,105
Non-cash activities:
Units issued to settle accounts payable and accrued liabilities	874,198	228,421
Units issued to settle interest payable	2,515,235	1,400,174
Mill purchase for shares and warrants		3,243,296
Units issued to settle DSU/RSU/Bonuses		872,399
Reconciliation from Cash Flow Statement to Balance Sheet:
Less restricted cash	6,476,000	6,476,000
Cash	$ 20,102,596	$ 708,105